Overview and basis of presentation (Details) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2024 USD ($) market	Jun. 30, 2023 USD ($)	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of markets | market		27
Net loss	[1],[2]	$ (543,878)	$ (341,543)
Cash flows from (used in) operating and investing activities		$ (540,360)	$ (945,914)
Polestar Automotive Holding Limited ("Former Parent") | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Proportion of ownership interest in joint venture		81.80%		88.30%
External Investors | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Proportion of ownership interest in joint venture		18.20%		11.70%

[1]	1 - Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.
[2]	Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.